Employee Benefit Plans (Amounts Recognized in the Consolidated Balance Sheets) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet
Other current liabilities	$ (27)	$ (23)
Long-term liabilities	(370)	(453)
Defined benefit pension plans
Balance Sheet
Other current liabilities	(7)	(4)
Long-term liabilities	(100)	(163)
Other long-term assets	185	13
Amount included in deferred income tax	(8)	(4)
AOCI, net of tax and regulatory assets	230	443
Net amount recognized	300	285
Non-pension Benefit Plans
Balance Sheet
Other current liabilities	(20)	(19)
Long-term liabilities	(270)	(290)
Other long-term assets	23	20
Amount included in deferred income tax	1	(1)
AOCI, net of tax and regulatory assets	90	107
Net amount recognized	$ (176)	$ (183)